Legal Settlement	12 Months Ended
Dec. 31, 2019
Legal Settlement [Abstract]
Legal Settlement
Note 21. Legal Settlement

Turning Point engaged in discussions and mediation with VMR Products LLC (“VMR”), which was acquired in 2018. Pursuant to a Distribution and Supply Agreement (“VMR Agreement”), VMR was providing Turning Point with V2 e-cigarettes for the exclusive distribution in bricks-and-mortar stores in the United States. Under the terms of the VMR Agreement, in the event of termination following a change in control, the acquirer was required to make a payment to Turning Point under a formula designed to provide Turning Point with a fair share of the value created by Turning Point’s performance under the VMR Agreement. The discussions have been completed and Turning Point received $6.7 million in the second quarter 2019 to settle the issue.  Net of legal costs and reserves for anticipated future returns associated with the discontinuance, Turning Point recorded a $5.5 million gain in the second quarter 2019, which was recorded as a reduction to selling, general, and administrative expenses.